Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPIRIT OF AMERICA INVESTMENT FUND INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Document Creation Date	dei_DocumentCreationDate	Aug. 13, 2015